Annual Operating Expenses - FidelitySustainableTargetDateFunds-ComboClassKPro - FidelitySustainableTargetDateFunds-ComboClassKPro - Fidelity Sustainable Target Date 2040 Fund - Fidelity Sustainable Target Date 2040 Fund - Class K
	May 30, 2024
Operating Expenses:
Management fee	0.38%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.39%	[1]

[1]	AAdjusted to reflect current fees.
[2]	BFor the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.